Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MASSMUTUAL PREMIER FUNDS
Entity Central Index Key	0000927972
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual U.S. Government Money Market Fund
Class Name	Class R5
Trading Symbol	MKSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual U.S. Government Money Market Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$26	0.52%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
Net Assets	$ 299,400,000
Holdings Count | $ / shares	21
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$299.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	21

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Discount Notes	52.2%
U.S. Treasury Bills	38.9%
Repurchase Agreement	8.9%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Inflation-Protected and Income Fund
Class Name	Class I
Trading Symbol	MIPZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
Net Assets	$ 220,500,000
Holdings Count | $ / shares	158
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$220.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	158
Portfolio Turnover Rate	16%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	45.8%
Commercial Paper	24.5%
U.S. Treasury Obligations	20.7%
U.S. Government Agency Obligations and Instrumentalities	5.5%
Repurchase Agreement	3.5%

Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual Inflation-Protected and Income Fund
Class Name	Class R5
Trading Symbol	MIPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 220,500,000
Holdings Count | $ / shares	158
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$220.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	158
Portfolio Turnover Rate	16%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	45.8%
Commercial Paper	24.5%
U.S. Treasury Obligations	20.7%
U.S. Government Agency Obligations and Instrumentalities	5.5%
Repurchase Agreement	3.5%

Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual Inflation-Protected and Income Fund
Class Name	Service Class
Trading Symbol	MIPYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Net Assets	$ 220,500,000
Holdings Count | $ / shares	158
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$220.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	158
Portfolio Turnover Rate	16%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	45.8%
Commercial Paper	24.5%
U.S. Treasury Obligations	20.7%
U.S. Government Agency Obligations and Instrumentalities	5.5%
Repurchase Agreement	3.5%

Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual Inflation-Protected and Income Fund
Class Name	Administrative Class
Trading Symbol	MIPLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Net Assets	$ 220,500,000
Holdings Count | $ / shares	158
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$220.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	158
Portfolio Turnover Rate	16%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	45.8%
Commercial Paper	24.5%
U.S. Treasury Obligations	20.7%
U.S. Government Agency Obligations and Instrumentalities	5.5%
Repurchase Agreement	3.5%

Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual Inflation-Protected and Income Fund
Class Name	Class R4
Trading Symbol	MIPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$47	0.94%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%
Net Assets	$ 220,500,000
Holdings Count | $ / shares	158
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$220.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	158
Portfolio Turnover Rate	16%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	45.8%
Commercial Paper	24.5%
U.S. Treasury Obligations	20.7%
U.S. Government Agency Obligations and Instrumentalities	5.5%
Repurchase Agreement	3.5%

Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Inflation-Protected and Income Fund
Class Name	Class A
Trading Symbol	MPSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Net Assets	$ 220,500,000
Holdings Count | $ / shares	158
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$220.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	158
Portfolio Turnover Rate	16%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	45.8%
Commercial Paper	24.5%
U.S. Treasury Obligations	20.7%
U.S. Government Agency Obligations and Instrumentalities	5.5%
Repurchase Agreement	3.5%

Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual Inflation-Protected and Income Fund
Class Name	Class R3
Trading Symbol	MIPNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$60	1.19%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.19%
Net Assets	$ 220,500,000
Holdings Count | $ / shares	158
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$220.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	158
Portfolio Turnover Rate	16%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	45.8%
Commercial Paper	24.5%
U.S. Treasury Obligations	20.7%
U.S. Government Agency Obligations and Instrumentalities	5.5%
Repurchase Agreement	3.5%

Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Inflation-Protected and Income Fund
Class Name	Class Y
Trading Symbol	MMODX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 220,500,000
Holdings Count | $ / shares	158
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$220.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	158
Portfolio Turnover Rate	16%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	45.8%
Commercial Paper	24.5%
U.S. Treasury Obligations	20.7%
U.S. Government Agency Obligations and Instrumentalities	5.5%
Repurchase Agreement	3.5%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Core Bond Fund
Class Name	Class I
Trading Symbol	MCZZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Core Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Net Assets	$ 798,800,000
Holdings Count | $ / shares	368
Investment Company Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$798.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	368
Portfolio Turnover Rate	116%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	39.2%
U.S. Government Agency Obligations and Instrumentalities	30.5%
Non-U.S. Government Agency Obligations	21.5%
U.S. Treasury Obligations	5.7%
Investment of Cash Collateral from Securities Loaned	1.4%
Commercial Paper	1.1%
Repurchase Agreement	0.4%
Sovereign Debt Obligations	0.2%

Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual Core Bond Fund
Class Name	Class R5
Trading Symbol	MCBDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Core Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$24	0.49%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%
Net Assets	$ 798,800,000
Holdings Count | $ / shares	368
Investment Company Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$798.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	368
Portfolio Turnover Rate	116%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	39.2%
U.S. Government Agency Obligations and Instrumentalities	30.5%
Non-U.S. Government Agency Obligations	21.5%
U.S. Treasury Obligations	5.7%
Investment of Cash Collateral from Securities Loaned	1.4%
Commercial Paper	1.1%
Repurchase Agreement	0.4%
Sovereign Debt Obligations	0.2%

Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual Core Bond Fund
Class Name	Service Class
Trading Symbol	MCBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Core Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$29	0.59%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%
Net Assets	$ 798,800,000
Holdings Count | $ / shares	368
Investment Company Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$798.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	368
Portfolio Turnover Rate	116%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	39.2%
U.S. Government Agency Obligations and Instrumentalities	30.5%
Non-U.S. Government Agency Obligations	21.5%
U.S. Treasury Obligations	5.7%
Investment of Cash Collateral from Securities Loaned	1.4%
Commercial Paper	1.1%
Repurchase Agreement	0.4%
Sovereign Debt Obligations	0.2%

Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual Core Bond Fund
Class Name	Administrative Class
Trading Symbol	MCBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Core Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Net Assets	$ 798,800,000
Holdings Count | $ / shares	368
Investment Company Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$798.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	368
Portfolio Turnover Rate	116%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	39.2%
U.S. Government Agency Obligations and Instrumentalities	30.5%
Non-U.S. Government Agency Obligations	21.5%
U.S. Treasury Obligations	5.7%
Investment of Cash Collateral from Securities Loaned	1.4%
Commercial Paper	1.1%
Repurchase Agreement	0.4%
Sovereign Debt Obligations	0.2%

Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual Core Bond Fund
Class Name	Class R4
Trading Symbol	MCZRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Core Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$42	0.85%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
Net Assets	$ 798,800,000
Holdings Count | $ / shares	368
Investment Company Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$798.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	368
Portfolio Turnover Rate	116%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	39.2%
U.S. Government Agency Obligations and Instrumentalities	30.5%
Non-U.S. Government Agency Obligations	21.5%
U.S. Treasury Obligations	5.7%
Investment of Cash Collateral from Securities Loaned	1.4%
Commercial Paper	1.1%
Repurchase Agreement	0.4%
Sovereign Debt Obligations	0.2%

Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Core Bond Fund
Class Name	Class A
Trading Symbol	MMCBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Core Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.89%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
Net Assets	$ 798,800,000
Holdings Count | $ / shares	368
Investment Company Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$798.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	368
Portfolio Turnover Rate	116%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	39.2%
U.S. Government Agency Obligations and Instrumentalities	30.5%
Non-U.S. Government Agency Obligations	21.5%
U.S. Treasury Obligations	5.7%
Investment of Cash Collateral from Securities Loaned	1.4%
Commercial Paper	1.1%
Repurchase Agreement	0.4%
Sovereign Debt Obligations	0.2%

Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual Core Bond Fund
Class Name	Class R3
Trading Symbol	MCBNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Core Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$54	1.09%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.09%
Net Assets	$ 798,800,000
Holdings Count | $ / shares	368
Investment Company Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$798.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	368
Portfolio Turnover Rate	116%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	39.2%
U.S. Government Agency Obligations and Instrumentalities	30.5%
Non-U.S. Government Agency Obligations	21.5%
U.S. Treasury Obligations	5.7%
Investment of Cash Collateral from Securities Loaned	1.4%
Commercial Paper	1.1%
Repurchase Agreement	0.4%
Sovereign Debt Obligations	0.2%

Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Core Bond Fund
Class Name	Class Y
Trading Symbol	MMNWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Core Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$24	0.49%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%
Net Assets	$ 798,800,000
Holdings Count | $ / shares	368
Investment Company Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$798.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	368
Portfolio Turnover Rate	116%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	39.2%
U.S. Government Agency Obligations and Instrumentalities	30.5%
Non-U.S. Government Agency Obligations	21.5%
U.S. Treasury Obligations	5.7%
Investment of Cash Collateral from Securities Loaned	1.4%
Commercial Paper	1.1%
Repurchase Agreement	0.4%
Sovereign Debt Obligations	0.2%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Diversified Bond Fund
Class Name	Class I
Trading Symbol	MDBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Diversified Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 74,000,000.0
Holdings Count | $ / shares	313
Investment Company Portfolio Turnover	193.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$74.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	313
Portfolio Turnover Rate	193%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
U.S. Treasury Obligations	39.9%
Corporate Debt	26.7%
Non-U.S. Government Agency Obligations	14.3%
U.S. Government Agency Obligations and Instrumentalities	13.3%
Repurchase Agreement	3.5%
Investment of Cash Collateral from Securities Loaned	2.2%
Sovereign Debt Obligations	0.1%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	81.5%
Cayman Islands	5.7%
Canada	1.6%
United Kingdom	1.5%
France	0.8%
Germany	0.8%
Ireland	0.4%
Netherlands	0.4%
Bermuda	0.3%
South Africa	0.3%

Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual Diversified Bond Fund
Class Name	Class R5
Trading Symbol	MDBSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Diversified Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Net Assets	$ 74,000,000.0
Holdings Count | $ / shares	313
Investment Company Portfolio Turnover	193.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$74.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	313
Portfolio Turnover Rate	193%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
U.S. Treasury Obligations	39.9%
Corporate Debt	26.7%
Non-U.S. Government Agency Obligations	14.3%
U.S. Government Agency Obligations and Instrumentalities	13.3%
Repurchase Agreement	3.5%
Investment of Cash Collateral from Securities Loaned	2.2%
Sovereign Debt Obligations	0.1%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	81.5%
Cayman Islands	5.7%
Canada	1.6%
United Kingdom	1.5%
France	0.8%
Germany	0.8%
Ireland	0.4%
Netherlands	0.4%
Bermuda	0.3%
South Africa	0.3%

Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual Diversified Bond Fund
Class Name	Service Class
Trading Symbol	MDBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Diversified Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Net Assets	$ 74,000,000.0
Holdings Count | $ / shares	313
Investment Company Portfolio Turnover	193.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$74.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	313
Portfolio Turnover Rate	193%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
U.S. Treasury Obligations	39.9%
Corporate Debt	26.7%
Non-U.S. Government Agency Obligations	14.3%
U.S. Government Agency Obligations and Instrumentalities	13.3%
Repurchase Agreement	3.5%
Investment of Cash Collateral from Securities Loaned	2.2%
Sovereign Debt Obligations	0.1%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	81.5%
Cayman Islands	5.7%
Canada	1.6%
United Kingdom	1.5%
France	0.8%
Germany	0.8%
Ireland	0.4%
Netherlands	0.4%
Bermuda	0.3%
South Africa	0.3%

Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual Diversified Bond Fund
Class Name	Administrative Class
Trading Symbol	MDBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Diversified Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$45	0.89%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
Net Assets	$ 74,000,000.0
Holdings Count | $ / shares	313
Investment Company Portfolio Turnover	193.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$74.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	313
Portfolio Turnover Rate	193%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
U.S. Treasury Obligations	39.9%
Corporate Debt	26.7%
Non-U.S. Government Agency Obligations	14.3%
U.S. Government Agency Obligations and Instrumentalities	13.3%
Repurchase Agreement	3.5%
Investment of Cash Collateral from Securities Loaned	2.2%
Sovereign Debt Obligations	0.1%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	81.5%
Cayman Islands	5.7%
Canada	1.6%
United Kingdom	1.5%
France	0.8%
Germany	0.8%
Ireland	0.4%
Netherlands	0.4%
Bermuda	0.3%
South Africa	0.3%

Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual Diversified Bond Fund
Class Name	Class R4
Trading Symbol	MDBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Diversified Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$52	1.04%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.04%
Net Assets	$ 74,000,000.0
Holdings Count | $ / shares	313
Investment Company Portfolio Turnover	193.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$74.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	313
Portfolio Turnover Rate	193%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
U.S. Treasury Obligations	39.9%
Corporate Debt	26.7%
Non-U.S. Government Agency Obligations	14.3%
U.S. Government Agency Obligations and Instrumentalities	13.3%
Repurchase Agreement	3.5%
Investment of Cash Collateral from Securities Loaned	2.2%
Sovereign Debt Obligations	0.1%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	81.5%
Cayman Islands	5.7%
Canada	1.6%
United Kingdom	1.5%
France	0.8%
Germany	0.8%
Ireland	0.4%
Netherlands	0.4%
Bermuda	0.3%
South Africa	0.3%

Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Diversified Bond Fund
Class Name	Class A
Trading Symbol	MDVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Diversified Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.09%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.09%
Net Assets	$ 74,000,000.0
Holdings Count | $ / shares	313
Investment Company Portfolio Turnover	193.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$74.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	313
Portfolio Turnover Rate	193%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
U.S. Treasury Obligations	39.9%
Corporate Debt	26.7%
Non-U.S. Government Agency Obligations	14.3%
U.S. Government Agency Obligations and Instrumentalities	13.3%
Repurchase Agreement	3.5%
Investment of Cash Collateral from Securities Loaned	2.2%
Sovereign Debt Obligations	0.1%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	81.5%
Cayman Islands	5.7%
Canada	1.6%
United Kingdom	1.5%
France	0.8%
Germany	0.8%
Ireland	0.4%
Netherlands	0.4%
Bermuda	0.3%
South Africa	0.3%

Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual Diversified Bond Fund
Class Name	Class R3
Trading Symbol	MDBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Diversified Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$64	1.29%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.29%
Net Assets	$ 74,000,000.0
Holdings Count | $ / shares	313
Investment Company Portfolio Turnover	193.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$74.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	313
Portfolio Turnover Rate	193%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
U.S. Treasury Obligations	39.9%
Corporate Debt	26.7%
Non-U.S. Government Agency Obligations	14.3%
U.S. Government Agency Obligations and Instrumentalities	13.3%
Repurchase Agreement	3.5%
Investment of Cash Collateral from Securities Loaned	2.2%
Sovereign Debt Obligations	0.1%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	81.5%
Cayman Islands	5.7%
Canada	1.6%
United Kingdom	1.5%
France	0.8%
Germany	0.8%
Ireland	0.4%
Netherlands	0.4%
Bermuda	0.3%
South Africa	0.3%

Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Diversified Bond Fund
Class Name	Class Y
Trading Symbol	MMOBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Diversified Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Net Assets	$ 74,000,000.0
Holdings Count | $ / shares	313
Investment Company Portfolio Turnover	193.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$74.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	313
Portfolio Turnover Rate	193%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
U.S. Treasury Obligations	39.9%
Corporate Debt	26.7%
Non-U.S. Government Agency Obligations	14.3%
U.S. Government Agency Obligations and Instrumentalities	13.3%
Repurchase Agreement	3.5%
Investment of Cash Collateral from Securities Loaned	2.2%
Sovereign Debt Obligations	0.1%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	81.5%
Cayman Islands	5.7%
Canada	1.6%
United Kingdom	1.5%
France	0.8%
Germany	0.8%
Ireland	0.4%
Netherlands	0.4%
Bermuda	0.3%
South Africa	0.3%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Balanced Fund
Class Name	Class I
Trading Symbol	MBBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Balanced Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.83%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%
Net Assets	$ 90,700,000
Holdings Count | $ / shares	526
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$90.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	526
Portfolio Turnover Rate	60%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Apple, Inc.	4.5%
Microsoft Corp.	3.7%
NVIDIA Corp.	3.4%
Visa, Inc. Class A	1.5%
U.S. Treasury Notes, 3.875%, due 03/15/28	1.4%
Federal National Mortgage Association, 2.000%, due 10/01/51	1.3%
U.S. Treasury Notes, 4.625%, due 02/15/35	1.3%
Uniform Mortgage-Backed Security, TBA, 6.000%, due 04/01/55	1.3%
U.S. Treasury Notes, 4.625%, due 09/30/30	1.3%
Procter & Gamble Co.	1.1%

Portfolio Characteristics (% of Total Investments)
Common Stock	62.2%
Corporate Debt	11.2%
U.S. Government Agency Obligations and Instrumentalities	11.1%
U.S. Treasury Obligations	10.0%
Non-U.S. Government Agency Obligations	3.7%
Repurchase Agreement	1.7%
U.S. Treasury Bills	0.1%

Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual Balanced Fund
Class Name	Class R5
Trading Symbol	MBLDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Balanced Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$46	0.93%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.93%
Net Assets	$ 90,700,000
Holdings Count | $ / shares	526
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$90.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	526
Portfolio Turnover Rate	60%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Apple, Inc.	4.5%
Microsoft Corp.	3.7%
NVIDIA Corp.	3.4%
Visa, Inc. Class A	1.5%
U.S. Treasury Notes, 3.875%, due 03/15/28	1.4%
Federal National Mortgage Association, 2.000%, due 10/01/51	1.3%
U.S. Treasury Notes, 4.625%, due 02/15/35	1.3%
Uniform Mortgage-Backed Security, TBA, 6.000%, due 04/01/55	1.3%
U.S. Treasury Notes, 4.625%, due 09/30/30	1.3%
Procter & Gamble Co.	1.1%

Portfolio Characteristics (% of Total Investments)
Common Stock	62.2%
Corporate Debt	11.2%
U.S. Government Agency Obligations and Instrumentalities	11.1%
U.S. Treasury Obligations	10.0%
Non-U.S. Government Agency Obligations	3.7%
Repurchase Agreement	1.7%
U.S. Treasury Bills	0.1%

Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual Balanced Fund
Class Name	Service Class
Trading Symbol	MBAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Balanced Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$51	1.03%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.03%
Net Assets	$ 90,700,000
Holdings Count | $ / shares	526
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$90.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	526
Portfolio Turnover Rate	60%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Apple, Inc.	4.5%
Microsoft Corp.	3.7%
NVIDIA Corp.	3.4%
Visa, Inc. Class A	1.5%
U.S. Treasury Notes, 3.875%, due 03/15/28	1.4%
Federal National Mortgage Association, 2.000%, due 10/01/51	1.3%
U.S. Treasury Notes, 4.625%, due 02/15/35	1.3%
Uniform Mortgage-Backed Security, TBA, 6.000%, due 04/01/55	1.3%
U.S. Treasury Notes, 4.625%, due 09/30/30	1.3%
Procter & Gamble Co.	1.1%

Portfolio Characteristics (% of Total Investments)
Common Stock	62.2%
Corporate Debt	11.2%
U.S. Government Agency Obligations and Instrumentalities	11.1%
U.S. Treasury Obligations	10.0%
Non-U.S. Government Agency Obligations	3.7%
Repurchase Agreement	1.7%
U.S. Treasury Bills	0.1%

Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual Balanced Fund
Class Name	Administrative Class
Trading Symbol	MMBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Balanced Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$56	1.13%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.13%
Net Assets	$ 90,700,000
Holdings Count | $ / shares	526
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$90.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	526
Portfolio Turnover Rate	60%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Apple, Inc.	4.5%
Microsoft Corp.	3.7%
NVIDIA Corp.	3.4%
Visa, Inc. Class A	1.5%
U.S. Treasury Notes, 3.875%, due 03/15/28	1.4%
Federal National Mortgage Association, 2.000%, due 10/01/51	1.3%
U.S. Treasury Notes, 4.625%, due 02/15/35	1.3%
Uniform Mortgage-Backed Security, TBA, 6.000%, due 04/01/55	1.3%
U.S. Treasury Notes, 4.625%, due 09/30/30	1.3%
Procter & Gamble Co.	1.1%

Portfolio Characteristics (% of Total Investments)
Common Stock	62.2%
Corporate Debt	11.2%
U.S. Government Agency Obligations and Instrumentalities	11.1%
U.S. Treasury Obligations	10.0%
Non-U.S. Government Agency Obligations	3.7%
Repurchase Agreement	1.7%
U.S. Treasury Bills	0.1%

Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual Balanced Fund
Class Name	Class R4
Trading Symbol	MBBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Balanced Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$63	1.28%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.28%
Net Assets	$ 90,700,000
Holdings Count | $ / shares	526
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$90.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	526
Portfolio Turnover Rate	60%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Apple, Inc.	4.5%
Microsoft Corp.	3.7%
NVIDIA Corp.	3.4%
Visa, Inc. Class A	1.5%
U.S. Treasury Notes, 3.875%, due 03/15/28	1.4%
Federal National Mortgage Association, 2.000%, due 10/01/51	1.3%
U.S. Treasury Notes, 4.625%, due 02/15/35	1.3%
Uniform Mortgage-Backed Security, TBA, 6.000%, due 04/01/55	1.3%
U.S. Treasury Notes, 4.625%, due 09/30/30	1.3%
Procter & Gamble Co.	1.1%

Portfolio Characteristics (% of Total Investments)
Common Stock	62.2%
Corporate Debt	11.2%
U.S. Government Agency Obligations and Instrumentalities	11.1%
U.S. Treasury Obligations	10.0%
Non-U.S. Government Agency Obligations	3.7%
Repurchase Agreement	1.7%
U.S. Treasury Bills	0.1%

Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Balanced Fund
Class Name	Class A
Trading Symbol	MMBDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Balanced Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	1.33%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.33%
Net Assets	$ 90,700,000
Holdings Count | $ / shares	526
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$90.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	526
Portfolio Turnover Rate	60%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Apple, Inc.	4.5%
Microsoft Corp.	3.7%
NVIDIA Corp.	3.4%
Visa, Inc. Class A	1.5%
U.S. Treasury Notes, 3.875%, due 03/15/28	1.4%
Federal National Mortgage Association, 2.000%, due 10/01/51	1.3%
U.S. Treasury Notes, 4.625%, due 02/15/35	1.3%
Uniform Mortgage-Backed Security, TBA, 6.000%, due 04/01/55	1.3%
U.S. Treasury Notes, 4.625%, due 09/30/30	1.3%
Procter & Gamble Co.	1.1%

Portfolio Characteristics (% of Total Investments)
Common Stock	62.2%
Corporate Debt	11.2%
U.S. Government Agency Obligations and Instrumentalities	11.1%
U.S. Treasury Obligations	10.0%
Non-U.S. Government Agency Obligations	3.7%
Repurchase Agreement	1.7%
U.S. Treasury Bills	0.1%

Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual Balanced Fund
Class Name	Class R3
Trading Symbol	MMBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Balanced Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$75	1.53%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.53%
Net Assets	$ 90,700,000
Holdings Count | $ / shares	526
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$90.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	526
Portfolio Turnover Rate	60%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Apple, Inc.	4.5%
Microsoft Corp.	3.7%
NVIDIA Corp.	3.4%
Visa, Inc. Class A	1.5%
U.S. Treasury Notes, 3.875%, due 03/15/28	1.4%
Federal National Mortgage Association, 2.000%, due 10/01/51	1.3%
U.S. Treasury Notes, 4.625%, due 02/15/35	1.3%
Uniform Mortgage-Backed Security, TBA, 6.000%, due 04/01/55	1.3%
U.S. Treasury Notes, 4.625%, due 09/30/30	1.3%
Procter & Gamble Co.	1.1%

Portfolio Characteristics (% of Total Investments)
Common Stock	62.2%
Corporate Debt	11.2%
U.S. Government Agency Obligations and Instrumentalities	11.1%
U.S. Treasury Obligations	10.0%
Non-U.S. Government Agency Obligations	3.7%
Repurchase Agreement	1.7%
U.S. Treasury Bills	0.1%

Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Balanced Fund
Class Name	Class Y
Trading Symbol	MMNVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Balanced Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$46	0.93%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.93%
Net Assets	$ 90,700,000
Holdings Count | $ / shares	526
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$90.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	526
Portfolio Turnover Rate	60%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Apple, Inc.	4.5%
Microsoft Corp.	3.7%
NVIDIA Corp.	3.4%
Visa, Inc. Class A	1.5%
U.S. Treasury Notes, 3.875%, due 03/15/28	1.4%
Federal National Mortgage Association, 2.000%, due 10/01/51	1.3%
U.S. Treasury Notes, 4.625%, due 02/15/35	1.3%
Uniform Mortgage-Backed Security, TBA, 6.000%, due 04/01/55	1.3%
U.S. Treasury Notes, 4.625%, due 09/30/30	1.3%
Procter & Gamble Co.	1.1%

Portfolio Characteristics (% of Total Investments)
Common Stock	62.2%
Corporate Debt	11.2%
U.S. Government Agency Obligations and Instrumentalities	11.1%
U.S. Treasury Obligations	10.0%
Non-U.S. Government Agency Obligations	3.7%
Repurchase Agreement	1.7%
U.S. Treasury Bills	0.1%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Disciplined Growth Fund
Class Name	Class I
Trading Symbol	MPDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Disciplined Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.59%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%
Net Assets	$ 176,800,000
Holdings Count | $ / shares	85
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$176.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	85
Portfolio Turnover Rate	32%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Apple, Inc.	11.8%
Microsoft Corp.	10.4%
NVIDIA Corp.	10.3%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc. Class A	4.7%
Alphabet, Inc. Class A	3.7%
Broadcom, Inc.	3.5%
Visa, Inc. Class A	3.4%
Alphabet, Inc. Class C	3.4%
Eli Lilly & Co.	2.8%

Sectors (% of Total Investments)
Information Technology	44.8%
Communication Services	13.6%
Consumer Discretionary	13.2%
Financials	10.9%
Health Care	8.9%
Industrials	4.3%
Consumer Staples	3.1%
Materials	0.1%
Utilities	0.1%
Energy	0.0%

Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual Disciplined Growth Fund
Class Name	Class R5
Trading Symbol	MPGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Disciplined Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$34	0.69%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%
Net Assets	$ 176,800,000
Holdings Count | $ / shares	85
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$176.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	85
Portfolio Turnover Rate	32%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Apple, Inc.	11.8%
Microsoft Corp.	10.4%
NVIDIA Corp.	10.3%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc. Class A	4.7%
Alphabet, Inc. Class A	3.7%
Broadcom, Inc.	3.5%
Visa, Inc. Class A	3.4%
Alphabet, Inc. Class C	3.4%
Eli Lilly & Co.	2.8%

Sectors (% of Total Investments)
Information Technology	44.8%
Communication Services	13.6%
Consumer Discretionary	13.2%
Financials	10.9%
Health Care	8.9%
Industrials	4.3%
Consumer Staples	3.1%
Materials	0.1%
Utilities	0.1%
Energy	0.0%

Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual Disciplined Growth Fund
Class Name	Service Class
Trading Symbol	DEIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Disciplined Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$39	0.79%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Net Assets	$ 176,800,000
Holdings Count | $ / shares	85
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$176.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	85
Portfolio Turnover Rate	32%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Apple, Inc.	11.8%
Microsoft Corp.	10.4%
NVIDIA Corp.	10.3%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc. Class A	4.7%
Alphabet, Inc. Class A	3.7%
Broadcom, Inc.	3.5%
Visa, Inc. Class A	3.4%
Alphabet, Inc. Class C	3.4%
Eli Lilly & Co.	2.8%

Sectors (% of Total Investments)
Information Technology	44.8%
Communication Services	13.6%
Consumer Discretionary	13.2%
Financials	10.9%
Health Care	8.9%
Industrials	4.3%
Consumer Staples	3.1%
Materials	0.1%
Utilities	0.1%
Energy	0.0%

Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual Disciplined Growth Fund
Class Name	Administrative Class
Trading Symbol	MPGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Disciplined Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$43	0.88%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.88%
Net Assets	$ 176,800,000
Holdings Count | $ / shares	85
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$176.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	85
Portfolio Turnover Rate	32%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Apple, Inc.	11.8%
Microsoft Corp.	10.4%
NVIDIA Corp.	10.3%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc. Class A	4.7%
Alphabet, Inc. Class A	3.7%
Broadcom, Inc.	3.5%
Visa, Inc. Class A	3.4%
Alphabet, Inc. Class C	3.4%
Eli Lilly & Co.	2.8%

Sectors (% of Total Investments)
Information Technology	44.8%
Communication Services	13.6%
Consumer Discretionary	13.2%
Financials	10.9%
Health Care	8.9%
Industrials	4.3%
Consumer Staples	3.1%
Materials	0.1%
Utilities	0.1%
Energy	0.0%

Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual Disciplined Growth Fund
Class Name	Class R4
Trading Symbol	MPDGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Disciplined Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$51	1.04%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.04%
Net Assets	$ 176,800,000
Holdings Count | $ / shares	85
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$176.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	85
Portfolio Turnover Rate	32%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Apple, Inc.	11.8%
Microsoft Corp.	10.4%
NVIDIA Corp.	10.3%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc. Class A	4.7%
Alphabet, Inc. Class A	3.7%
Broadcom, Inc.	3.5%
Visa, Inc. Class A	3.4%
Alphabet, Inc. Class C	3.4%
Eli Lilly & Co.	2.8%

Sectors (% of Total Investments)
Information Technology	44.8%
Communication Services	13.6%
Consumer Discretionary	13.2%
Financials	10.9%
Health Care	8.9%
Industrials	4.3%
Consumer Staples	3.1%
Materials	0.1%
Utilities	0.1%
Energy	0.0%

Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Disciplined Growth Fund
Class Name	Class A
Trading Symbol	MPGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Disciplined Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.09%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.09%
Net Assets	$ 176,800,000
Holdings Count | $ / shares	85
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$176.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	85
Portfolio Turnover Rate	32%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Apple, Inc.	11.8%
Microsoft Corp.	10.4%
NVIDIA Corp.	10.3%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc. Class A	4.7%
Alphabet, Inc. Class A	3.7%
Broadcom, Inc.	3.5%
Visa, Inc. Class A	3.4%
Alphabet, Inc. Class C	3.4%
Eli Lilly & Co.	2.8%

Sectors (% of Total Investments)
Information Technology	44.8%
Communication Services	13.6%
Consumer Discretionary	13.2%
Financials	10.9%
Health Care	8.9%
Industrials	4.3%
Consumer Staples	3.1%
Materials	0.1%
Utilities	0.1%
Energy	0.0%

Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual Disciplined Growth Fund
Class Name	Class R3
Trading Symbol	MPDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Disciplined Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$63	1.29%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.29%
Net Assets	$ 176,800,000
Holdings Count | $ / shares	85
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$176.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	85
Portfolio Turnover Rate	32%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Apple, Inc.	11.8%
Microsoft Corp.	10.4%
NVIDIA Corp.	10.3%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc. Class A	4.7%
Alphabet, Inc. Class A	3.7%
Broadcom, Inc.	3.5%
Visa, Inc. Class A	3.4%
Alphabet, Inc. Class C	3.4%
Eli Lilly & Co.	2.8%

Sectors (% of Total Investments)
Information Technology	44.8%
Communication Services	13.6%
Consumer Discretionary	13.2%
Financials	10.9%
Health Care	8.9%
Industrials	4.3%
Consumer Staples	3.1%
Materials	0.1%
Utilities	0.1%
Energy	0.0%

Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Disciplined Growth Fund
Class Name	Class Y
Trading Symbol	MMNYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Disciplined Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$34	0.69%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%
Net Assets	$ 176,800,000
Holdings Count | $ / shares	85
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$176.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	85
Portfolio Turnover Rate	32%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Apple, Inc.	11.8%
Microsoft Corp.	10.4%
NVIDIA Corp.	10.3%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc. Class A	4.7%
Alphabet, Inc. Class A	3.7%
Broadcom, Inc.	3.5%
Visa, Inc. Class A	3.4%
Alphabet, Inc. Class C	3.4%
Eli Lilly & Co.	2.8%

Sectors (% of Total Investments)
Information Technology	44.8%
Communication Services	13.6%
Consumer Discretionary	13.2%
Financials	10.9%
Health Care	8.9%
Industrials	4.3%
Consumer Staples	3.1%
Materials	0.1%
Utilities	0.1%
Energy	0.0%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Opportunities Fund
Class Name	Class I
Trading Symbol	MSOOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.64%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.64%
Net Assets	$ 406,800,000
Holdings Count | $ / shares	98
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$406.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	98
Portfolio Turnover Rate	21%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
ADMA Biologics, Inc.	2.1%
AutoNation, Inc.	1.9%
Wintrust Financial Corp.	1.8%
Casella Waste Systems, Inc. Class A	1.8%
Zurn Elkay Water Solutions Corp. Class C	1.7%
PennyMac Financial Services, Inc.	1.7%
Itron, Inc.	1.7%
Korn Ferry	1.7%
Esab Corp.	1.7%
Northern Oil & Gas, Inc.	1.6%

Sectors (% of Total Investments)
Industrials	20.8%
Financials	19.0%
Health Care	14.8%
Information Technology	13.8%
Consumer Discretionary	9.5%
Real Estate	7.4%
Materials	5.5%
Energy	3.8%
Utilities	2.4%
Consumer Staples	2.0%

Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Opportunities Fund
Class Name	Class R5
Trading Symbol	MSCDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$36	0.74%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.74%
Net Assets	$ 406,800,000
Holdings Count | $ / shares	98
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$406.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	98
Portfolio Turnover Rate	21%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
ADMA Biologics, Inc.	2.1%
AutoNation, Inc.	1.9%
Wintrust Financial Corp.	1.8%
Casella Waste Systems, Inc. Class A	1.8%
Zurn Elkay Water Solutions Corp. Class C	1.7%
PennyMac Financial Services, Inc.	1.7%
Itron, Inc.	1.7%
Korn Ferry	1.7%
Esab Corp.	1.7%
Northern Oil & Gas, Inc.	1.6%

Sectors (% of Total Investments)
Industrials	20.8%
Financials	19.0%
Health Care	14.8%
Information Technology	13.8%
Consumer Discretionary	9.5%
Real Estate	7.4%
Materials	5.5%
Energy	3.8%
Utilities	2.4%
Consumer Staples	2.0%

Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Opportunities Fund
Class Name	Service Class
Trading Symbol	MSVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$41	0.84%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.84%
Net Assets	$ 406,800,000
Holdings Count | $ / shares	98
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$406.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	98
Portfolio Turnover Rate	21%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
ADMA Biologics, Inc.	2.1%
AutoNation, Inc.	1.9%
Wintrust Financial Corp.	1.8%
Casella Waste Systems, Inc. Class A	1.8%
Zurn Elkay Water Solutions Corp. Class C	1.7%
PennyMac Financial Services, Inc.	1.7%
Itron, Inc.	1.7%
Korn Ferry	1.7%
Esab Corp.	1.7%
Northern Oil & Gas, Inc.	1.6%

Sectors (% of Total Investments)
Industrials	20.8%
Financials	19.0%
Health Care	14.8%
Information Technology	13.8%
Consumer Discretionary	9.5%
Real Estate	7.4%
Materials	5.5%
Energy	3.8%
Utilities	2.4%
Consumer Staples	2.0%

Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Opportunities Fund
Class Name	Administrative Class
Trading Symbol	MSCLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$45	0.94%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.94%
Net Assets	$ 406,800,000
Holdings Count | $ / shares	98
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$406.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	98
Portfolio Turnover Rate	21%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
ADMA Biologics, Inc.	2.1%
AutoNation, Inc.	1.9%
Wintrust Financial Corp.	1.8%
Casella Waste Systems, Inc. Class A	1.8%
Zurn Elkay Water Solutions Corp. Class C	1.7%
PennyMac Financial Services, Inc.	1.7%
Itron, Inc.	1.7%
Korn Ferry	1.7%
Esab Corp.	1.7%
Northern Oil & Gas, Inc.	1.6%

Sectors (% of Total Investments)
Industrials	20.8%
Financials	19.0%
Health Care	14.8%
Information Technology	13.8%
Consumer Discretionary	9.5%
Real Estate	7.4%
Materials	5.5%
Energy	3.8%
Utilities	2.4%
Consumer Staples	2.0%

Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Opportunities Fund
Class Name	Class R4
Trading Symbol	MOORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$53	1.09%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.09%
Net Assets	$ 406,800,000
Holdings Count | $ / shares	98
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$406.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	98
Portfolio Turnover Rate	21%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
ADMA Biologics, Inc.	2.1%
AutoNation, Inc.	1.9%
Wintrust Financial Corp.	1.8%
Casella Waste Systems, Inc. Class A	1.8%
Zurn Elkay Water Solutions Corp. Class C	1.7%
PennyMac Financial Services, Inc.	1.7%
Itron, Inc.	1.7%
Korn Ferry	1.7%
Esab Corp.	1.7%
Northern Oil & Gas, Inc.	1.6%

Sectors (% of Total Investments)
Industrials	20.8%
Financials	19.0%
Health Care	14.8%
Information Technology	13.8%
Consumer Discretionary	9.5%
Real Estate	7.4%
Materials	5.5%
Energy	3.8%
Utilities	2.4%
Consumer Staples	2.0%

Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Opportunities Fund
Class Name	Class A
Trading Symbol	DLBMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.14%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.14%
Net Assets	$ 406,800,000
Holdings Count | $ / shares	98
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$406.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	98
Portfolio Turnover Rate	21%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
ADMA Biologics, Inc.	2.1%
AutoNation, Inc.	1.9%
Wintrust Financial Corp.	1.8%
Casella Waste Systems, Inc. Class A	1.8%
Zurn Elkay Water Solutions Corp. Class C	1.7%
PennyMac Financial Services, Inc.	1.7%
Itron, Inc.	1.7%
Korn Ferry	1.7%
Esab Corp.	1.7%
Northern Oil & Gas, Inc.	1.6%

Sectors (% of Total Investments)
Industrials	20.8%
Financials	19.0%
Health Care	14.8%
Information Technology	13.8%
Consumer Discretionary	9.5%
Real Estate	7.4%
Materials	5.5%
Energy	3.8%
Utilities	2.4%
Consumer Staples	2.0%

Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Opportunities Fund
Class Name	Class R3
Trading Symbol	MCCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$65	1.34%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.34%
Net Assets	$ 406,800,000
Holdings Count | $ / shares	98
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$406.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	98
Portfolio Turnover Rate	21%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
ADMA Biologics, Inc.	2.1%
AutoNation, Inc.	1.9%
Wintrust Financial Corp.	1.8%
Casella Waste Systems, Inc. Class A	1.8%
Zurn Elkay Water Solutions Corp. Class C	1.7%
PennyMac Financial Services, Inc.	1.7%
Itron, Inc.	1.7%
Korn Ferry	1.7%
Esab Corp.	1.7%
Northern Oil & Gas, Inc.	1.6%

Sectors (% of Total Investments)
Industrials	20.8%
Financials	19.0%
Health Care	14.8%
Information Technology	13.8%
Consumer Discretionary	9.5%
Real Estate	7.4%
Materials	5.5%
Energy	3.8%
Utilities	2.4%
Consumer Staples	2.0%

Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Opportunities Fund
Class Name	Class Y
Trading Symbol	MMOGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$36	0.74%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.74%
Net Assets	$ 406,800,000
Holdings Count | $ / shares	98
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$406.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	98
Portfolio Turnover Rate	21%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
ADMA Biologics, Inc.	2.1%
AutoNation, Inc.	1.9%
Wintrust Financial Corp.	1.8%
Casella Waste Systems, Inc. Class A	1.8%
Zurn Elkay Water Solutions Corp. Class C	1.7%
PennyMac Financial Services, Inc.	1.7%
Itron, Inc.	1.7%
Korn Ferry	1.7%
Esab Corp.	1.7%
Northern Oil & Gas, Inc.	1.6%

Sectors (% of Total Investments)
Industrials	20.8%
Financials	19.0%
Health Care	14.8%
Information Technology	13.8%
Consumer Discretionary	9.5%
Real Estate	7.4%
Materials	5.5%
Energy	3.8%
Utilities	2.4%
Consumer Staples	2.0%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Global Fund
Class Name	Class I
Trading Symbol	MGFZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Global Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.92%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.92%
Net Assets	$ 151,200,000
Holdings Count | $ / shares	63
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$151.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	63
Portfolio Turnover Rate	9%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	9.7%
Meta Platforms, Inc. Class A	8.8%
S&P Global, Inc.	4.8%
SAP SE	4.5%
DLF Ltd.	3.9%
Analog Devices, Inc.	3.9%
Visa, Inc. Class A	3.6%
Eli Lilly & Co.	3.4%
NVIDIA Corp.	3.3%
Airbus SE	3.3%

Sectors (% of Total Investments)
Information Technology	28.0%
Communication Services	21.7%
Financials	12.9%
Health Care	11.7%
Consumer Discretionary	11.5%
Industrials	9.2%
Real Estate	3.9%
Materials	0.9%

Largest Countries (% of Total Investments)
United States	59.0%
France	7.1%
India	6.3%
Germany	5.3%
Sweden	4.1%
China	3.9%
Japan	3.7%
Netherlands	2.0%
Italy	1.7%
Spain	1.6%

Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual Global Fund
Class Name	Class R5
Trading Symbol	MGFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Global Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$49	1.02%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.02%
Net Assets	$ 151,200,000
Holdings Count | $ / shares	63
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$151.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	63
Portfolio Turnover Rate	9%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	9.7%
Meta Platforms, Inc. Class A	8.8%
S&P Global, Inc.	4.8%
SAP SE	4.5%
DLF Ltd.	3.9%
Analog Devices, Inc.	3.9%
Visa, Inc. Class A	3.6%
Eli Lilly & Co.	3.4%
NVIDIA Corp.	3.3%
Airbus SE	3.3%

Sectors (% of Total Investments)
Information Technology	28.0%
Communication Services	21.7%
Financials	12.9%
Health Care	11.7%
Consumer Discretionary	11.5%
Industrials	9.2%
Real Estate	3.9%
Materials	0.9%

Largest Countries (% of Total Investments)
United States	59.0%
France	7.1%
India	6.3%
Germany	5.3%
Sweden	4.1%
China	3.9%
Japan	3.7%
Netherlands	2.0%
Italy	1.7%
Spain	1.6%

Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual Global Fund
Class Name	Service Class
Trading Symbol	MGFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Global Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$54	1.12%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.12%
Net Assets	$ 151,200,000
Holdings Count | $ / shares	63
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$151.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	63
Portfolio Turnover Rate	9%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	9.7%
Meta Platforms, Inc. Class A	8.8%
S&P Global, Inc.	4.8%
SAP SE	4.5%
DLF Ltd.	3.9%
Analog Devices, Inc.	3.9%
Visa, Inc. Class A	3.6%
Eli Lilly & Co.	3.4%
NVIDIA Corp.	3.3%
Airbus SE	3.3%

Sectors (% of Total Investments)
Information Technology	28.0%
Communication Services	21.7%
Financials	12.9%
Health Care	11.7%
Consumer Discretionary	11.5%
Industrials	9.2%
Real Estate	3.9%
Materials	0.9%

Largest Countries (% of Total Investments)
United States	59.0%
France	7.1%
India	6.3%
Germany	5.3%
Sweden	4.1%
China	3.9%
Japan	3.7%
Netherlands	2.0%
Italy	1.7%
Spain	1.6%

Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual Global Fund
Class Name	Administrative Class
Trading Symbol	MGFLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Global Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$59	1.22%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.22%
Net Assets	$ 151,200,000
Holdings Count | $ / shares	63
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$151.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	63
Portfolio Turnover Rate	9%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	9.7%
Meta Platforms, Inc. Class A	8.8%
S&P Global, Inc.	4.8%
SAP SE	4.5%
DLF Ltd.	3.9%
Analog Devices, Inc.	3.9%
Visa, Inc. Class A	3.6%
Eli Lilly & Co.	3.4%
NVIDIA Corp.	3.3%
Airbus SE	3.3%

Sectors (% of Total Investments)
Information Technology	28.0%
Communication Services	21.7%
Financials	12.9%
Health Care	11.7%
Consumer Discretionary	11.5%
Industrials	9.2%
Real Estate	3.9%
Materials	0.9%

Largest Countries (% of Total Investments)
United States	59.0%
France	7.1%
India	6.3%
Germany	5.3%
Sweden	4.1%
China	3.9%
Japan	3.7%
Netherlands	2.0%
Italy	1.7%
Spain	1.6%

Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual Global Fund
Class Name	Class R4
Trading Symbol	MGFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Global Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$66	1.37%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.37%
Net Assets	$ 151,200,000
Holdings Count | $ / shares	63
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$151.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	63
Portfolio Turnover Rate	9%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	9.7%
Meta Platforms, Inc. Class A	8.8%
S&P Global, Inc.	4.8%
SAP SE	4.5%
DLF Ltd.	3.9%
Analog Devices, Inc.	3.9%
Visa, Inc. Class A	3.6%
Eli Lilly & Co.	3.4%
NVIDIA Corp.	3.3%
Airbus SE	3.3%

Sectors (% of Total Investments)
Information Technology	28.0%
Communication Services	21.7%
Financials	12.9%
Health Care	11.7%
Consumer Discretionary	11.5%
Industrials	9.2%
Real Estate	3.9%
Materials	0.9%

Largest Countries (% of Total Investments)
United States	59.0%
France	7.1%
India	6.3%
Germany	5.3%
Sweden	4.1%
China	3.9%
Japan	3.7%
Netherlands	2.0%
Italy	1.7%
Spain	1.6%

Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Global Fund
Class Name	Class A
Trading Symbol	MGFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Global Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	1.42%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.42%
Net Assets	$ 151,200,000
Holdings Count | $ / shares	63
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$151.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	63
Portfolio Turnover Rate	9%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	9.7%
Meta Platforms, Inc. Class A	8.8%
S&P Global, Inc.	4.8%
SAP SE	4.5%
DLF Ltd.	3.9%
Analog Devices, Inc.	3.9%
Visa, Inc. Class A	3.6%
Eli Lilly & Co.	3.4%
NVIDIA Corp.	3.3%
Airbus SE	3.3%

Sectors (% of Total Investments)
Information Technology	28.0%
Communication Services	21.7%
Financials	12.9%
Health Care	11.7%
Consumer Discretionary	11.5%
Industrials	9.2%
Real Estate	3.9%
Materials	0.9%

Largest Countries (% of Total Investments)
United States	59.0%
France	7.1%
India	6.3%
Germany	5.3%
Sweden	4.1%
China	3.9%
Japan	3.7%
Netherlands	2.0%
Italy	1.7%
Spain	1.6%

Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual Global Fund
Class Name	Class R3
Trading Symbol	MGFNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Global Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$78	1.62%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.62%
Net Assets	$ 151,200,000
Holdings Count | $ / shares	63
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$151.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	63
Portfolio Turnover Rate	9%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	9.7%
Meta Platforms, Inc. Class A	8.8%
S&P Global, Inc.	4.8%
SAP SE	4.5%
DLF Ltd.	3.9%
Analog Devices, Inc.	3.9%
Visa, Inc. Class A	3.6%
Eli Lilly & Co.	3.4%
NVIDIA Corp.	3.3%
Airbus SE	3.3%

Sectors (% of Total Investments)
Information Technology	28.0%
Communication Services	21.7%
Financials	12.9%
Health Care	11.7%
Consumer Discretionary	11.5%
Industrials	9.2%
Real Estate	3.9%
Materials	0.9%

Largest Countries (% of Total Investments)
United States	59.0%
France	7.1%
India	6.3%
Germany	5.3%
Sweden	4.1%
China	3.9%
Japan	3.7%
Netherlands	2.0%
Italy	1.7%
Spain	1.6%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual International Equity Fund
Class Name	Class I
Trading Symbol	MIZIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual International Equity Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	1.09%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.09%
Net Assets	$ 57,400,000
Holdings Count | $ / shares	135
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$57.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	135
Portfolio Turnover Rate	22%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Intact Financial Corp.	3.0%
Linde PLC (LIN US)	2.8%
Roche Holding AG	2.5%
Merck KGaA	2.5%
Chocoladefabriken Lindt & Spruengli AG	2.4%
Capgemini SE	2.4%
Symrise AG	2.4%
Canadian National Railway Co.	2.3%
Experian PLC	2.3%
Nestle SA	2.2%

Sectors (% of Total Investments)
Industrials	16.9%
Consumer Staples	16.1%
Health Care	15.5%
Financials	12.9%
Consumer Discretionary	8.9%
Information Technology	8.8%
Materials	8.3%
Energy	2.6%
Utilities	2.3%
Communication Services	1.7%
Real Estate	0.2%

Largest Countries (% of Total Investments)
United States	16.4%
Japan	16.4%
United Kingdom	15.6%
France	8.7%
Germany	7.3%
Canada	5.4%
Switzerland	4.8%
Netherlands	4.4%
Spain	3.4%
Hong Kong	3.0%

Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual International Equity Fund
Class Name	Class R5
Trading Symbol	MIEDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual International Equity Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$57	1.19%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.19%
Net Assets	$ 57,400,000
Holdings Count | $ / shares	135
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$57.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	135
Portfolio Turnover Rate	22%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Intact Financial Corp.	3.0%
Linde PLC (LIN US)	2.8%
Roche Holding AG	2.5%
Merck KGaA	2.5%
Chocoladefabriken Lindt & Spruengli AG	2.4%
Capgemini SE	2.4%
Symrise AG	2.4%
Canadian National Railway Co.	2.3%
Experian PLC	2.3%
Nestle SA	2.2%

Sectors (% of Total Investments)
Industrials	16.9%
Consumer Staples	16.1%
Health Care	15.5%
Financials	12.9%
Consumer Discretionary	8.9%
Information Technology	8.8%
Materials	8.3%
Energy	2.6%
Utilities	2.3%
Communication Services	1.7%
Real Estate	0.2%

Largest Countries (% of Total Investments)
United States	16.4%
Japan	16.4%
United Kingdom	15.6%
France	8.7%
Germany	7.3%
Canada	5.4%
Switzerland	4.8%
Netherlands	4.4%
Spain	3.4%
Hong Kong	3.0%

Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual International Equity Fund
Class Name	Service Class
Trading Symbol	MYIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual International Equity Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$62	1.29%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.29%
Net Assets	$ 57,400,000
Holdings Count | $ / shares	135
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$57.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	135
Portfolio Turnover Rate	22%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Intact Financial Corp.	3.0%
Linde PLC (LIN US)	2.8%
Roche Holding AG	2.5%
Merck KGaA	2.5%
Chocoladefabriken Lindt & Spruengli AG	2.4%
Capgemini SE	2.4%
Symrise AG	2.4%
Canadian National Railway Co.	2.3%
Experian PLC	2.3%
Nestle SA	2.2%

Sectors (% of Total Investments)
Industrials	16.9%
Consumer Staples	16.1%
Health Care	15.5%
Financials	12.9%
Consumer Discretionary	8.9%
Information Technology	8.8%
Materials	8.3%
Energy	2.6%
Utilities	2.3%
Communication Services	1.7%
Real Estate	0.2%

Largest Countries (% of Total Investments)
United States	16.4%
Japan	16.4%
United Kingdom	15.6%
France	8.7%
Germany	7.3%
Canada	5.4%
Switzerland	4.8%
Netherlands	4.4%
Spain	3.4%
Hong Kong	3.0%

Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual International Equity Fund
Class Name	Administrative Class
Trading Symbol	MIELX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual International Equity Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$67	1.39%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.39%
Net Assets	$ 57,400,000
Holdings Count | $ / shares	135
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$57.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	135
Portfolio Turnover Rate	22%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Intact Financial Corp.	3.0%
Linde PLC (LIN US)	2.8%
Roche Holding AG	2.5%
Merck KGaA	2.5%
Chocoladefabriken Lindt & Spruengli AG	2.4%
Capgemini SE	2.4%
Symrise AG	2.4%
Canadian National Railway Co.	2.3%
Experian PLC	2.3%
Nestle SA	2.2%

Sectors (% of Total Investments)
Industrials	16.9%
Consumer Staples	16.1%
Health Care	15.5%
Financials	12.9%
Consumer Discretionary	8.9%
Information Technology	8.8%
Materials	8.3%
Energy	2.6%
Utilities	2.3%
Communication Services	1.7%
Real Estate	0.2%

Largest Countries (% of Total Investments)
United States	16.4%
Japan	16.4%
United Kingdom	15.6%
France	8.7%
Germany	7.3%
Canada	5.4%
Switzerland	4.8%
Netherlands	4.4%
Spain	3.4%
Hong Kong	3.0%

Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual International Equity Fund
Class Name	Class R4
Trading Symbol	MEIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual International Equity Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$74	1.54%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.54%
Net Assets	$ 57,400,000
Holdings Count | $ / shares	135
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$57.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	135
Portfolio Turnover Rate	22%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Intact Financial Corp.	3.0%
Linde PLC (LIN US)	2.8%
Roche Holding AG	2.5%
Merck KGaA	2.5%
Chocoladefabriken Lindt & Spruengli AG	2.4%
Capgemini SE	2.4%
Symrise AG	2.4%
Canadian National Railway Co.	2.3%
Experian PLC	2.3%
Nestle SA	2.2%

Sectors (% of Total Investments)
Industrials	16.9%
Consumer Staples	16.1%
Health Care	15.5%
Financials	12.9%
Consumer Discretionary	8.9%
Information Technology	8.8%
Materials	8.3%
Energy	2.6%
Utilities	2.3%
Communication Services	1.7%
Real Estate	0.2%

Largest Countries (% of Total Investments)
United States	16.4%
Japan	16.4%
United Kingdom	15.6%
France	8.7%
Germany	7.3%
Canada	5.4%
Switzerland	4.8%
Netherlands	4.4%
Spain	3.4%
Hong Kong	3.0%

Class A
Shareholder Report [Line Items]
Fund Name	MassMutual International Equity Fund
Class Name	Class A
Trading Symbol	MMIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual International Equity Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	1.59%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.59%
Net Assets	$ 57,400,000
Holdings Count | $ / shares	135
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$57.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	135
Portfolio Turnover Rate	22%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Intact Financial Corp.	3.0%
Linde PLC (LIN US)	2.8%
Roche Holding AG	2.5%
Merck KGaA	2.5%
Chocoladefabriken Lindt & Spruengli AG	2.4%
Capgemini SE	2.4%
Symrise AG	2.4%
Canadian National Railway Co.	2.3%
Experian PLC	2.3%
Nestle SA	2.2%

Sectors (% of Total Investments)
Industrials	16.9%
Consumer Staples	16.1%
Health Care	15.5%
Financials	12.9%
Consumer Discretionary	8.9%
Information Technology	8.8%
Materials	8.3%
Energy	2.6%
Utilities	2.3%
Communication Services	1.7%
Real Estate	0.2%

Largest Countries (% of Total Investments)
United States	16.4%
Japan	16.4%
United Kingdom	15.6%
France	8.7%
Germany	7.3%
Canada	5.4%
Switzerland	4.8%
Netherlands	4.4%
Spain	3.4%
Hong Kong	3.0%

Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual International Equity Fund
Class Name	Class R3
Trading Symbol	MEERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual International Equity Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$86	1.79%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.79%
Net Assets	$ 57,400,000
Holdings Count | $ / shares	135
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$57.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	135
Portfolio Turnover Rate	22%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Intact Financial Corp.	3.0%
Linde PLC (LIN US)	2.8%
Roche Holding AG	2.5%
Merck KGaA	2.5%
Chocoladefabriken Lindt & Spruengli AG	2.4%
Capgemini SE	2.4%
Symrise AG	2.4%
Canadian National Railway Co.	2.3%
Experian PLC	2.3%
Nestle SA	2.2%

Sectors (% of Total Investments)
Industrials	16.9%
Consumer Staples	16.1%
Health Care	15.5%
Financials	12.9%
Consumer Discretionary	8.9%
Information Technology	8.8%
Materials	8.3%
Energy	2.6%
Utilities	2.3%
Communication Services	1.7%
Real Estate	0.2%

Largest Countries (% of Total Investments)
United States	16.4%
Japan	16.4%
United Kingdom	15.6%
France	8.7%
Germany	7.3%
Canada	5.4%
Switzerland	4.8%
Netherlands	4.4%
Spain	3.4%
Hong Kong	3.0%

Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual International Equity Fund
Class Name	Class Y
Trading Symbol	MMOEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual International Equity Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$57	1.19%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.19%
Net Assets	$ 57,400,000
Holdings Count | $ / shares	135
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$57.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	135
Portfolio Turnover Rate	22%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Intact Financial Corp.	3.0%
Linde PLC (LIN US)	2.8%
Roche Holding AG	2.5%
Merck KGaA	2.5%
Chocoladefabriken Lindt & Spruengli AG	2.4%
Capgemini SE	2.4%
Symrise AG	2.4%
Canadian National Railway Co.	2.3%
Experian PLC	2.3%
Nestle SA	2.2%

Sectors (% of Total Investments)
Industrials	16.9%
Consumer Staples	16.1%
Health Care	15.5%
Financials	12.9%
Consumer Discretionary	8.9%
Information Technology	8.8%
Materials	8.3%
Energy	2.6%
Utilities	2.3%
Communication Services	1.7%
Real Estate	0.2%

Largest Countries (% of Total Investments)
United States	16.4%
Japan	16.4%
United Kingdom	15.6%
France	8.7%
Germany	7.3%
Canada	5.4%
Switzerland	4.8%
Netherlands	4.4%
Spain	3.4%
Hong Kong	3.0%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Short-Duration Bond Fund
Class Name	Class I
Trading Symbol	MSTZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
Net Assets	$ 148,800,000
Holdings Count | $ / shares	213
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$148.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	213
Portfolio Turnover Rate	21%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	45.0%
Non-U.S. Government Agency Obligations	34.4%
Commercial Paper	17.8%
Investment of Cash Collateral from Securities Loaned	1.6%
Repurchase Agreement	1.2%
U.S. Government Agency Obligations and Instrumentalities	0.0%

Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual Short-Duration Bond Fund
Class Name	Class R5
Trading Symbol	MSTDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$28	0.56%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
Net Assets	$ 148,800,000
Holdings Count | $ / shares	213
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$148.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	213
Portfolio Turnover Rate	21%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	45.0%
Non-U.S. Government Agency Obligations	34.4%
Commercial Paper	17.8%
Investment of Cash Collateral from Securities Loaned	1.6%
Repurchase Agreement	1.2%
U.S. Government Agency Obligations and Instrumentalities	0.0%

Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual Short-Duration Bond Fund
Class Name	Service Class
Trading Symbol	MSBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$33	0.66%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
Net Assets	$ 148,800,000
Holdings Count | $ / shares	213
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$148.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	213
Portfolio Turnover Rate	21%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	45.0%
Non-U.S. Government Agency Obligations	34.4%
Commercial Paper	17.8%
Investment of Cash Collateral from Securities Loaned	1.6%
Repurchase Agreement	1.2%
U.S. Government Agency Obligations and Instrumentalities	0.0%

Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual Short-Duration Bond Fund
Class Name	Administrative Class
Trading Symbol	MSTLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$38	0.76%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
Net Assets	$ 148,800,000
Holdings Count | $ / shares	213
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$148.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	213
Portfolio Turnover Rate	21%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	45.0%
Non-U.S. Government Agency Obligations	34.4%
Commercial Paper	17.8%
Investment of Cash Collateral from Securities Loaned	1.6%
Repurchase Agreement	1.2%
U.S. Government Agency Obligations and Instrumentalities	0.0%

Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual Short-Duration Bond Fund
Class Name	Class R4
Trading Symbol	MPSDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$46	0.91%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
Net Assets	$ 148,800,000
Holdings Count | $ / shares	213
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$148.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	213
Portfolio Turnover Rate	21%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	45.0%
Non-U.S. Government Agency Obligations	34.4%
Commercial Paper	17.8%
Investment of Cash Collateral from Securities Loaned	1.6%
Repurchase Agreement	1.2%
U.S. Government Agency Obligations and Instrumentalities	0.0%

Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Short-Duration Bond Fund
Class Name	Class A
Trading Symbol	MSHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.96%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%
Net Assets	$ 148,800,000
Holdings Count | $ / shares	213
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$148.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	213
Portfolio Turnover Rate	21%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	45.0%
Non-U.S. Government Agency Obligations	34.4%
Commercial Paper	17.8%
Investment of Cash Collateral from Securities Loaned	1.6%
Repurchase Agreement	1.2%
U.S. Government Agency Obligations and Instrumentalities	0.0%

Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual Short-Duration Bond Fund
Class Name	Class R3
Trading Symbol	MSDNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$58	1.16%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.16%
Net Assets	$ 148,800,000
Holdings Count | $ / shares	213
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$148.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	213
Portfolio Turnover Rate	21%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	45.0%
Non-U.S. Government Agency Obligations	34.4%
Commercial Paper	17.8%
Investment of Cash Collateral from Securities Loaned	1.6%
Repurchase Agreement	1.2%
U.S. Government Agency Obligations and Instrumentalities	0.0%

Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Short-Duration Bond Fund
Class Name	Class Y
Trading Symbol	BXDYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
Net Assets	$ 148,800,000
Holdings Count | $ / shares	213
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$148.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	213
Portfolio Turnover Rate	21%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	45.0%
Non-U.S. Government Agency Obligations	34.4%
Commercial Paper	17.8%
Investment of Cash Collateral from Securities Loaned	1.6%
Repurchase Agreement	1.2%
U.S. Government Agency Obligations and Instrumentalities	0.0%

Class L
Shareholder Report [Line Items]
Fund Name	MassMutual Short-Duration Bond Fund
Class Name	Class L
Trading Symbol	BXDLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$38	0.76%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
Net Assets	$ 148,800,000
Holdings Count | $ / shares	213
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$148.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	213
Portfolio Turnover Rate	21%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	45.0%
Non-U.S. Government Agency Obligations	34.4%
Commercial Paper	17.8%
Investment of Cash Collateral from Securities Loaned	1.6%
Repurchase Agreement	1.2%
U.S. Government Agency Obligations and Instrumentalities	0.0%

Class C
Shareholder Report [Line Items]
Fund Name	MassMutual Short-Duration Bond Fund
Class Name	Class C
Trading Symbol	BXDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$51	1.01%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.01%
Net Assets	$ 148,800,000
Holdings Count | $ / shares	213
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$148.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	213
Portfolio Turnover Rate	21%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	45.0%
Non-U.S. Government Agency Obligations	34.4%
Commercial Paper	17.8%
Investment of Cash Collateral from Securities Loaned	1.6%
Repurchase Agreement	1.2%
U.S. Government Agency Obligations and Instrumentalities	0.0%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual High Yield Fund
Class Name	Class I
Trading Symbol	MPHZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual High Yield Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.54%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
Net Assets	$ 373,500,000
Holdings Count | $ / shares	281
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$373.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	281
Portfolio Turnover Rate	55%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	78.8%
Investment of Cash Collateral from Securities Loaned	9.2%
Bank Loans	9.0%
Repurchase Agreement	1.6%
Commercial Paper	1.4%
Preferred Stock	0.0%

Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual High Yield Fund
Class Name	Class R5
Trading Symbol	MPHSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual High Yield Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Net Assets	$ 373,500,000
Holdings Count | $ / shares	281
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$373.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	281
Portfolio Turnover Rate	55%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	78.8%
Investment of Cash Collateral from Securities Loaned	9.2%
Bank Loans	9.0%
Repurchase Agreement	1.6%
Commercial Paper	1.4%
Preferred Stock	0.0%

Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual High Yield Fund
Class Name	Service Class
Trading Symbol	DLHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual High Yield Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$37	0.74%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
Net Assets	$ 373,500,000
Holdings Count | $ / shares	281
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$373.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	281
Portfolio Turnover Rate	55%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	78.8%
Investment of Cash Collateral from Securities Loaned	9.2%
Bank Loans	9.0%
Repurchase Agreement	1.6%
Commercial Paper	1.4%
Preferred Stock	0.0%

Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual High Yield Fund
Class Name	Administrative Class
Trading Symbol	MPHLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual High Yield Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$42	0.84%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%
Net Assets	$ 373,500,000
Holdings Count | $ / shares	281
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$373.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	281
Portfolio Turnover Rate	55%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	78.8%
Investment of Cash Collateral from Securities Loaned	9.2%
Bank Loans	9.0%
Repurchase Agreement	1.6%
Commercial Paper	1.4%
Preferred Stock	0.0%

Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual High Yield Fund
Class Name	Class R4
Trading Symbol	MPHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual High Yield Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Net Assets	$ 373,500,000
Holdings Count | $ / shares	281
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$373.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	281
Portfolio Turnover Rate	55%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	78.8%
Investment of Cash Collateral from Securities Loaned	9.2%
Bank Loans	9.0%
Repurchase Agreement	1.6%
Commercial Paper	1.4%
Preferred Stock	0.0%

Class A
Shareholder Report [Line Items]
Fund Name	MassMutual High Yield Fund
Class Name	Class A
Trading Symbol	MPHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual High Yield Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.04%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.04%
Net Assets	$ 373,500,000
Holdings Count | $ / shares	281
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$373.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	281
Portfolio Turnover Rate	55%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	78.8%
Investment of Cash Collateral from Securities Loaned	9.2%
Bank Loans	9.0%
Repurchase Agreement	1.6%
Commercial Paper	1.4%
Preferred Stock	0.0%

Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual High Yield Fund
Class Name	Class R3
Trading Symbol	MPHNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual High Yield Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$62	1.24%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.24%
Net Assets	$ 373,500,000
Holdings Count | $ / shares	281
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$373.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	281
Portfolio Turnover Rate	55%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	78.8%
Investment of Cash Collateral from Securities Loaned	9.2%
Bank Loans	9.0%
Repurchase Agreement	1.6%
Commercial Paper	1.4%
Preferred Stock	0.0%

Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual High Yield Fund
Class Name	Class Y
Trading Symbol	BXHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual High Yield Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 373,500,000
Holdings Count | $ / shares	281
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$373.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	281
Portfolio Turnover Rate	55%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	78.8%
Investment of Cash Collateral from Securities Loaned	9.2%
Bank Loans	9.0%
Repurchase Agreement	1.6%
Commercial Paper	1.4%
Preferred Stock	0.0%

Class C
Shareholder Report [Line Items]
Fund Name	MassMutual High Yield Fund
Class Name	Class C
Trading Symbol	BXHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual High Yield Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$77	1.54%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.54%
Net Assets	$ 373,500,000
Holdings Count | $ / shares	281
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$373.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	281
Portfolio Turnover Rate	55%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	78.8%
Investment of Cash Collateral from Securities Loaned	9.2%
Bank Loans	9.0%
Repurchase Agreement	1.6%
Commercial Paper	1.4%
Preferred Stock	0.0%